Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 8 – LEASES

A.	The components of operating lease cost for the years ended December 31, 2025 and Three month ended December 31, 2024 and for the year ended September 30, 2024 were as follows:

	Year ended	Three months ended	Year ended
	December 31	December 31,	September 30,
	2025	2024	2024

Operating lease costs	39	-	-

B.	Supplemental cash flow information related to operating leases was as follows:

	Year ended	Three months ended	Year ended
	December 31	December 31,	September 30,
	2025	2024	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	240	-	-
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	695	-	-
C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2025	2024

Operating leases:
Operating leases right-of-use asset	823	-

Current operating lease liabilities	504
Non-current operating lease liabilities	143	-
Total operating lease liabilities	647	-
		-
Weighted average remaining lease term (years)	2.6	-

Weighted average discount rate	10.7%	-

D.	Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

2025
2026	257
2027	262
2028	185
Total operating lease payments	704
Less: imputed interest	(57)
Present value of lease liabilities	647

On December 15, 2025, the Company entered into a new lease agreement for office space in Netanya, Israel for a period of 1 year with monthly payments of $1 and an option to extend the agreement for an additional 1 year with at a 5% increase in the monthly payments. A lease right-of-use asset and a related liability in the amount of $16 have been recognized in the balance sheet in respect of this lease.

In December 2025 the Subsidiary exercised its extension option of a lease agreement for the office space in 2 Granit, Petach-Tikva, Israel for a term of one year. The quarterly lease payments under the lease agreement are approximately NIS 106 (approximately $33).